Short-term borrowings	12 Months Ended
Dec. 31, 2019
Short-term borrowings
Short-term borrowings
14.
Short-term borrowings
Short-term borrowings as of December 31, 2017, 2018 and 2019 amounted to RMB200,000, RMB147,264 and nil, respectively, which consisted of borrowings from financial institutions. All of these borrowings were repayable within one year. The weighted average interest rate for the outstanding borrowings as of December 31, 2017 and 2018 was approximately 7.00% and 4.15 % per annum, respectively.